Fair Value (Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 175,686	$ 188,911
Available-for-sale Securities, Equity Securities	1,949	2,065
Actively traded securities	404	654
Fair Value Option And Trading Securities	431	705
Short-term investments	5,595	4,474
Mortgage loans, under fair value option	53,722	49,059
Derivative assets	8,146	7,104
Net embedded derivatives within asset host contracts	570	507
Separate account assets	135,939	139,335
Liabilities [Abstract]
Derivative liabilities	3,428	2,732
Residential mortgage loans — FVO
Assets [Abstract]
Mortgage loans, under fair value option	314	308
Recurring
Assets [Abstract]
Available-for-sale Securities, Debt Securities	175,686	188,911
Available-for-sale Securities, Equity Securities	1,949	2,065
Actively traded securities	404	654
Fair Value Option And Trading Securities	431	705
Short-term investments	5,595	4,181
Derivative assets	8,146	7,104
Net embedded derivatives within asset host contracts	712	657
Separate account assets	135,939	139,335
Total assets	328,772	343,266
Liabilities [Abstract]
Derivative liabilities	3,428	2,732
Net embedded derivatives within liability host contracts	526	731
Trading liabilities	153	239
Total liabilities	4,204	3,832
Recurring | Interest rate contracts
Assets [Abstract]
Derivative assets	5,777	5,541
Liabilities [Abstract]
Derivative liabilities	1,226	1,214
Recurring | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	1,876	1,017
Liabilities [Abstract]
Derivative liabilities	1,665	971
Recurring | Credit contracts
Assets [Abstract]
Derivative assets	79	138
Liabilities [Abstract]
Derivative liabilities	19	16
Recurring | Equity market contracts
Assets [Abstract]
Derivative assets	414	408
Liabilities [Abstract]
Derivative liabilities	518	531
Recurring | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	15	36
Recurring | Residential mortgage loans — FVO
Assets [Abstract]
Mortgage loans, under fair value option	314	308
Recurring | Long-term debt
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	86	117
Recurring | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	12	15
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	11	13
Recurring | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	61,557	65,357
Recurring | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	39,693	39,070
Recurring | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	26,795	29,818
Recurring | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	23,915	28,163
Recurring | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,974	6,520
Recurring | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,579	7,913
Recurring | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,567	8,226
Recurring | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,606	3,844
Recurring | Level 1
Assets [Abstract]
Available-for-sale Securities, Debt Securities	23,015	21,625
Available-for-sale Securities, Equity Securities	424	584
Actively traded securities	0	22
Fair Value Option And Trading Securities	0	22
Short-term investments	1,513	860
Derivative assets	15	10
Net embedded derivatives within asset host contracts	0	0
Separate account assets	23,498	26,119
Total assets	48,465	49,220
Liabilities [Abstract]
Derivative liabilities	2	0
Net embedded derivatives within liability host contracts	0	0
Trading liabilities	103	215
Total liabilities	105	215
Recurring | Level 1 | Interest rate contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	2	0
Recurring | Level 1 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | Credit contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | Equity market contracts
Assets [Abstract]
Derivative assets	15	10
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 1 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	0	0
Recurring | Level 1 | Residential mortgage loans — FVO
Assets [Abstract]
Mortgage loans, under fair value option	0	0
Recurring | Level 1 | Long-term debt
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring | Level 1 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring | Level 1 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	23,015	21,625
Recurring | Level 1 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 1 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 2
Assets [Abstract]
Available-for-sale Securities, Debt Securities	139,665	152,986
Available-for-sale Securities, Equity Securities	1,197	1,266
Actively traded securities	400	627
Fair Value Option And Trading Securities	402	652
Short-term investments	3,882	3,091
Derivative assets	7,992	6,938
Net embedded derivatives within asset host contracts	0	0
Separate account assets	110,921	111,601
Total assets	264,059	276,534
Liabilities [Abstract]
Derivative liabilities	3,264	2,582
Net embedded derivatives within liability host contracts	0	7
Trading liabilities	50	24
Total liabilities	3,364	2,695
Recurring | Level 2 | Interest rate contracts
Assets [Abstract]
Derivative assets	5,762	5,524
Liabilities [Abstract]
Derivative liabilities	1,224	1,214
Recurring | Level 2 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	1,876	1,010
Liabilities [Abstract]
Derivative liabilities	1,665	971
Recurring | Level 2 | Credit contracts
Assets [Abstract]
Derivative assets	72	125
Liabilities [Abstract]
Derivative liabilities	17	15
Recurring | Level 2 | Equity market contracts
Assets [Abstract]
Derivative assets	282	279
Liabilities [Abstract]
Derivative liabilities	358	382
Recurring | Level 2 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	0	22
Recurring | Level 2 | Residential mortgage loans — FVO
Assets [Abstract]
Mortgage loans, under fair value option	0	0
Recurring | Level 2 | Long-term debt
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	50	82
Recurring | Level 2 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	2	3
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring | Level 2 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	56,848	60,420
Recurring | Level 2 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	16,678	17,445
Recurring | Level 2 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	23,222	26,227
Recurring | Level 2 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	20,585	24,534
Recurring | Level 2 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,941	6,520
Recurring | Level 2 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	6,361	7,464
Recurring | Level 2 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	5,699	6,734
Recurring | Level 2 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,331	3,642
Recurring | Level 3
Assets [Abstract]
Available-for-sale Securities, Debt Securities	13,006	14,300
Available-for-sale Securities, Equity Securities	328	215
Actively traded securities	4	5
Fair Value Option And Trading Securities	29	31
Short-term investments	200	230
Derivative assets	139	156
Net embedded derivatives within asset host contracts	712	657
Separate account assets	1,520	1,615
Total assets	16,248	17,512
Liabilities [Abstract]
Derivative liabilities	162	150
Net embedded derivatives within liability host contracts	526	724
Trading liabilities	0	0
Total liabilities	735	922
Recurring | Level 3 | Interest rate contracts
Assets [Abstract]
Derivative assets	15	17
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 3 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	0	7
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring | Level 3 | Credit contracts
Assets [Abstract]
Derivative assets	7	13
Liabilities [Abstract]
Derivative liabilities	2	1
Recurring | Level 3 | Equity market contracts
Assets [Abstract]
Derivative assets	117	119
Liabilities [Abstract]
Derivative liabilities	160	149
Recurring | Level 3 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	15	14
Recurring | Level 3 | Residential mortgage loans — FVO
Assets [Abstract]
Mortgage loans, under fair value option	314	308
Recurring | Level 3 | Long-term debt
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	36	35
Recurring | Level 3 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	10	12
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	11	13
Recurring | Level 3 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,709	4,937
Recurring | Level 3 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring | Level 3 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,573	3,591
Recurring | Level 3 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	3,330	3,629
Recurring | Level 3 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	33	0
Recurring | Level 3 | CMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	218	449
Recurring | Level 3 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	868	1,492
Recurring | Level 3 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 275	$ 202